Long-Term Loans	12 Months Ended
Dec. 31, 2025
Long-Term Debt, Other Disclosure [Abstract]
LONG-TERM LOANS

NOTE 13 – LONG-TERM LOANS

As of December 31, 2025, the long-term loans consisted of the following:

Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
WeBank Shenzhen		228,571	$32,685	2025.05.07	2027.04.23	8.62%
WeBank Shenzhen		380,952	54,475	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		380,952	54,475	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		380,952	54,475	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		380,952	54,475	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		380,952	54,475	2025.04.10	2027.04.23	11.16%
WeBank Shenzhen		500,000	71,499	2025.12.03	2027.11.23	13.99%
WeBank Shenzhen		500,000	71,499	2025.12.03	2027.11.23	13.99%
WeBank Shenzhen		500,000	71,499	2025.12.03	2027.11.23	13.99%
WeBank Shenzhen		500,000	71,499	2025.12.03	2027.11.23	13,99%
Longwan Rural Commercial Bank		1,200,000	171,599	2023.06.02	2026.05.30	6.60%
Longwan Rural Commercial Bank		1,750,000	250,247	2023.06.02	2026.05.30	6.60%
Minsheng Bank		6,200,000	886,589	2025.11.14	2032.11.14	2.70%
Minsheng Bank		16,000,000	2,287,970	2025.05.20	2034.11.20	2.70%
Subtotal		29,283,331	4,187,461
Current portion of long-term loans		(5,441,349)	(778,103)
Total	RMB	23,841,982	$3,409,358

As of December 31, 2024, the long-term loans consisted of the following:

Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
WeBank Shenzhen		38,095	$5,219	2023.04.27	2025.04.27	6.6528%
WeBank Shenzhen		155,556	21,311	2024.02.26	2026.02.23	6.8760%
WeBank Shenzhen		214,286	29,357	2024.03.29	2026.03.23	6.8760%
WeBank Shenzhen		904,762	123,952	2024.07.29	2026.07.23	6.0400%
WeBank Shenzhen		1,000,000	136,999	2024.09.11	2026.09.23	5.8300%
WeBank Shenzhen		280,000	38,360	2024.09.11	2026.09.23	5.8300%
WeBank Shenzhen		200,000	27,400	2024.11.04	2026.10.23	5.8300%
Longwan Rural Commercial Bank		1,200,000	164,399	2023.06.05	2026.05.30	6.6%
Longwan Rural Commercial Bank		1,750,000	239,749	2023.06.05	2026.05.30	6.6%
Minsheng Bank		10,000,000	1,369,994	2024.08.06	2027.07.15	3.5%
Minsheng Bank		5,000,000	684,997	2024.08.13	2027.07.15	3.5%
Minsheng Bank		9,000,000	1,232,995	2024.08.16	2027.07.15	3.5%
Subtotal		29,742,698	4,074,733
Current portion of long-term loans		(1,179,047)	(161,529)
Total	RMB	28,563,651	$3,913,204

The long-term bank loans from Minsheng Bank are collateralized by certain assets of the Company. As of December 31, 2025, the collateral consisted of land use rights held by Ruike with a carrying amount of $2,543,916. In the prior year, as of December 31, 2024, the loans were secured by leased property held under a lease agreement with Ailefu (see Note 8 — Leases for additional information).

For the years ended December 31, 2025, 2024, and 2023, interest expenses on long-term loans amounted to $163,333, $101,159, and $245,897, respectively.